Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets
Intangible Assets

6.Intangible Assets

Intangible assets consisted of the following as of June 30, 2025 and December 31, 2024 (in thousands):

	As of June 30,	As of December 31,
	2025	2024
Licensed patent rights	$826	$826
Less: accumulated amortization	(472)	(441)
Total intangible assets, net	$354	$385

As of June 30, 2025, the expected remaining amortization expense is as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining six months)	$32
2026	63
2027	63
2028	63
2029	63
Thereafter	70
Total	$354

The Company recognized less than $0.1 million for amortization expense for each of the three and six months ended June 30, 2025 and 2024. Amortization expense is included in research and development expense in the condensed consolidated statements of operations and comprehensive income (loss).

5.Intangible Assets

Intangible assets consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Licensed patent rights	$826	$826
Less: accumulated amortization	(441)	(378)
Total intangible assets, net	$385	$448

As of December 31, 2024, the expected remaining amortization expense is as follows (in thousands):

Year Ended December 31,	Amount
2025	63
2026	63
2027	63
2028	63
2029	63
Thereafter	70
Total	$385

The Company recognized less than $0.1 million for amortization expense for each of the years ended December 31, 2024 and 2023. Amortization expense is included in research and development expense in the statements of operations.